As filed with the Securities and Exchange Commission on April 15, 1998
             1933 Act File No. 33-19589; 1940 Act File No. 811-5447

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     -----

         Pre-Effective Amendment No.____                             -----

         Post-Effective Amendment No._21_                              X
                                                                     -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                     -----

         Amendment No._23_


                        (check appropriate box or boxes)

                   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS
                   ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         American Century Tower, 4500 Main Street, Kansas City, MO 64111
         ---------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

                                 Douglas A. Paul
                  1665 Charleston Road, Mountain View, CA 94043
                  ---------------------------------------------
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: June 30, 1998

   It is proposed that this filing become effective: (check appropriate box)

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   _____  on (date) pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on June 30, 1998 pursuant to paragraph (a)(1) of Rule 485
   __X__  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485


--------------------------------------------------------------------------------
     The Registrant has registered an indefinite number or amount of Securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ending December 31, 1997, was filed on February 24, 1998.

                              CROSS-REFERENCE SHEET

PART A:  PROSPECTUS

ITEM      PROSPECTUS CAPTION

1         Cover Page

2         Transaction and Operating Expense Table

3         Not Applicable

4 Investment Policies of the Funds, Risk Factors and Investment Techniques, Other Investment Practices, Their Characteristics and Risks; Performance Advertising; Distribution of Fund Shares; Further Information About American Century

5         Management

6         Further Information About American Century

7 How to Open an Account, How to Exchange from One Account to Another, Share Price, Distributions

8         How to Redeem Shares, Signature Guarantee

9         Not Applicable



PART B:  STATEMENT OF ADDITIONAL INFORMATION

ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        Not Applicable

13        Investment Policies and Techniques, Investment Restrictions, Portfolio
          Turnover

14        Directors and Officers, Management, Custodians

15        Capital Stock

16        Management, Custodians

17        Brokerage; Performance Advertising

18        Capital Stock, Multiple Class Structure

19        Not Applicable

20        Not Applicable

21        Not Applicable

22        Performance Advertising

23        Financial Statements

                                   PROSPECTUS

                                 June 30, 1998

                                    American
                                    Century
                                     Group

                             Small Cap Quantitative

INVESTOR CLASS

AMERICAN CENTURY INVESTMENTS

FAMILY OF FUNDS

American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

       BENHAM GROUP          AMERICAN CENTURY GROUP    TWENTIETH CENTURY GROUP

    MONEY MARKET FUNDS         ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS         BALANCED FUNDS
  DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS       GROWTH FUNDS
   MUNICIPAL BOND FUNDS          SPECIALTY FUNDS         INTERNATIONAL FUNDS

                             Small Cap Quantitative


                                   PROSPECTUS

                                 June 30, 1998

                             Small Cap Quantitative


                                 INVESTOR CLASS

                   American Century Quantitative Equity Funds

American Century Quantitative Equity Funds is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds from our American Century Group of funds is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated June 30, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          American Century Investments
                       4500 Main Street o P.O. Box 419200
                Kansas City, Missouri 64141-6200o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-444-3485
                            www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY SMALL CAP QUANTITATIVE FUND

Small Cap Quantitative seeks long-term capital appreciation by investing primarily in equity securities of small companies.

There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                               TABLE OF CONTENTS

 Investment Objectives of the Fund
 Transaction and Operating Expense Table
 Financial Highlights

 INFORMATION REGARDING THE FUND

 Investment Policies of the Fund
 Risk Factors and Investment Techniques
    Portfolio Optimization
 Other Investment Practices, Their Characteristics and Risks
    Portfolio Turnover
    Convertible Securities
       Futures Contracts
            and Options Thereon
       Short-Term Instruments
       Foreign Securities
       Securities Lending
       Other Techniques
  Performance Advertising

 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

 American Century  Investments
 Investing in American Century How to Open an Account
            By Mail
            By Wire
            By Exchange
            In Person
       Subsequent Investments
            By Mail
            By Telephone
            By Online Access
            By Wire
            In Person
       Automatic Investment Plan
  How to Exchange from One Account to Another
            By Mail
            By Telephone
            By Online Access
 How to Redeem Shares
            By Mail
            By Telephone
            By Check-A-Month
            Other Automatic Redemptions
       Redemption Proceeds
            By Check
            By Wire and ACH
       Redemption of Shares in Low-Balance Accounts
  Signature Guarantee
  Special Shareholder Services
            Automated Information Line
            Online Account Access
            Open Order Service
            Tax-Qualified Retirement Plans
  Important Policies Regarding Your Investments
  Reports to Shareholders
 Employer-Sponsored Retirement Plans and
    Institutional Accounts

 ADDITIONAL INFORMATION YOU SHOULD KNOW

 Share Price
    When Share Price Is Determined
    How Share Price Is Determined
    Where to Find Information About Share Price
 Distributions
 Taxes
    Tax-Deferred Accounts
    Taxable Accounts
 Management
    Investment Management
    Code of Ethics
    Transfer and Administrative Services
 Distribution of Fund Shares
 Further Information About American Century


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                     Small Cap
                                                                    Quantitative

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ...........................        none

Maximum Sales Load Imposed on Reinvested Dividends ................        none

Deferred Sales Load ...............................................        none

Redemption Fee(1) .................................................        none

Exchange Fee ......................................................        none

                                                                           ----

 ANNUAL FUND OPERATING EXPENSES:
                                                                           ----

 (as a percentage of net assets)

Management Fees(2) ................................................        0.90%

12b-1 Fees ........................................................        none

Other Expenses ....................................................        0.01%

Total Fund Operating Expenses .....................................        0.91%

--------------------------------------------------------------------------------

 EXAMPLE

You would pay the following expenses on a                           1 year  $  9
$1,000 investment, assuming a 5% annual return and                 3 years    29
redemption at the end of each time period:                         5 years    50
                                                                  10 years   112
----------
(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) A portion of the management fee may be paid by American Century Investment Management, Inc. (the manager) to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management - Transfer and Administrative Services," page 21.


The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Actual returns and expenses may be greater or less than those shown.

The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The fund offers two other classes of shares, primarily to institutional investors, that has different fee structures than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page xx.

INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

Small Cap Quantitative's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of small companies. Small Cap Quantitative is designed for investors whose financial goals include long-term capital growth.

The fund will invest primarily in common stocks of smaller companies, as determined by market capitalization. A company shall be considered to have a smaller market capitalization if, at the time of investment, it has a market capitalization which is not greater than the market capitalization of the largest company contained in the S&P Small Cap 600 Index. The S&P Small Cap 600 Index is a stock index that tracks the performance of equity securities of smaller capitalization companies. As of December 31, 1997, the largest company contained in the S&P Small-Cap 600 Index had a market capitalization of approximately $2.7 billion, while the median company contained in the index had a market capitalization of approximately $499 million.

The manager seeks a total return for Small Cap Quantitative that exceeds the total return of the S&P 600. Of course, Small Cap Quantitative's total return may be higher or lower than the S&P 600's return over any period of time.

RISK FACTORS AND INVESTMENT TECHNIQUES

The manager uses quantitative management strategies in pursuit of the fund's investment objective. Quantitative management combines two investment management approaches. The first is to rank stocks based on their relative attractiveness. The attractiveness of a stock is determined analytically by using a computer model to combine valuation and growth measures. Examples of valuation measures include price to book and price to cash flow ratios while examples of growth measures include the rate of growth of a company's earnings and changes in analysts' earnings estimates.

The second approach is to use a technique referred to as portfolio optimization. Using a computer the manager constructs a portfolio (i.e. company names and shares held in each) that seeks the optimal tradeoff between the risk of the portfolio relative to a benchmark (i.e. the S&P 600) and the expected return of the portfolio as measured by the stock ranking model.

Approximately 65% of the fund's portfolio holdings will be drawn from equity securities of companies with a market capitalization within the range of those which make up the S&P 600. In 1997, that capitalization range was $35 million to $2.7 billion.

A fund's investment approach may cause it to be more heavily invested in some industries than in others. However, the fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, the fund is a "diversified" investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). This means that investments in any single issuer are limited by restrictions in the Investment Company Act.

The  fund  may  invest  in  securities  or  engage  in  transactions   involving
instruments other than equity securities, as discussed in the section titled "Other Investment Practices, Their Characteristics and Risks," page x.


OTHER INVESTMENT PRACTICES, THEIR
CHARACTERISTICS AND RISKS

For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

PORTFOLIO TURNOVER

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objective. The manager considers the rate of portfolio turnover when it determines a change is in order to achieve the objective and, accordingly under normal conditions the annual portfolio turnover rate is not anticipated to exceed 150%.

The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions that the fund pays directly. Higher portfolio turnover also may increase the likelihood that the capital gains, if any, realized and distributed by the fund will include short-term capital gains, which are taxable as ordinary income. When a security is sold, the manager seeks whenever possible to minimize the capital gain that would be realized.


CONVERTIBLE SECURITIES


Although the fund's equity investments consist primarily of common stock, the fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, and warrants. The manager may purchase these securities if it believes that a company's convertible securities are undervalued in the market.


FUTURES CONTRACTS AND OPTIONS THEREON

The fund may buy or sell futures contracts relating to groups of securities or indices and write or buy put and call options relating to such futures contracts.

For options sold, the fund will segregate cash or appropriate liquid assets including equity securities and debt securities of any grade equal to the value of securities underlying the option unless the option is otherwise covered.

The fund will deposit cash or appropriate liquid assets in a segregated custodial account in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

The fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

Futures contracts and options thereon may subject the fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

See the Statement of Additional Information for further information about these instruments and their risks.

SHORT-TERM INSTRUMENTS

For liquidity purposes, the fund may invest in high-quality money market instruments with remaining maturities of one year or less.

The fund also may enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by the manager pursuant to guidelines established by the Board of Directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the party to the agreement defaults or becomes bankrupt.

The fund may invest up to 5% of its total assets in any money market fund advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

FOREIGN SECURITIES

The fund may invest in securities of foreign issuers, including instruments that trade on domestic or foreign securities exchanges in U.S. dollars or foreign currencies. Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.


OTHER TECHNIQUES

The manager may buy other types of securities or employ other portfolio management techniques on behalf of a fund including reverse repurchase agreements. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover the fund's obligations.

PERFORMANCE ADVERTISING

From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return and yield. Performance data may be quoted separately for the Investor Class and for the other classes.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price. The effective yield is calculated in a similar manner, but when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc.) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

Small Cap Quantitative is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

INVESTING IN AMERICAN CENTURY

The following sections explain how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page xx.

HOW TO OPEN AN ACCOUNT

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

The minimum investment is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts (UGMA/UTMA) accounts]. These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page xx.

The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

You may invest in the following ways:

By Mail

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

By Wire

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o        Receiving bank and routing number:
          Commerce Bank, N.A. (101000019)

o        Beneficiary (BNF):
          American Century Services Corporation
          4500 Main St., Kansas City, Missouri 64111

o        Beneficiary account number (BNF ACCT):
          2804918

o        Reference for Beneficiary (RFB):
          American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o        Originator to Beneficiary (OBI):
          Name and address of owner of account into which you are investing.

o        Bank to Bank Information
          (BBI or Free Form Text):

o        Taxpayer identification or Social Security number.

o If more than one account, account numbers and amount to be invested in each account.

o        Current tax year, previous tax year or rollover  designation if an IRA.
         Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

By Exchange

Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

In Person


If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     4917 Town Center Drive
     Leawood, Kansas 66211

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments is $250 for checks submitted without the investment slip portion of a previous statement or confirmation and $50 for all other types of subsequent investments.

By Mail

When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

By Telephone

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

By Online Access

Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

By Wire

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page xx and indicate your account number.

In Person

You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call an Investor Services Representative.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 23.

For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

By Mail

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

By Telephone

You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 20) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

By Online Access

You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

By Mail

Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page xx.

By Telephone

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

By Check-A-Month

If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

Other Automatic Redemptions

If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Investor Services Representative.

REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

By Check

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

By Wire and ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. See "How to Open An Account," page 16. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee is required when:

         o        redeeming more than $25,000; or

         o        establishing  or  increasing  a  Check-A-Month   or  automatic
                  transfer on an existing account.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:

Automated Information Line

We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

Online Account Access

You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access daily share prices, receive updates on major market indices and view historical performance of the fund. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balance and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

Open Order Service

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

Tax-Qualified Retirement Plans

The fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

        o   Individual Retirement Accounts (IRAs);

        o 403(b)plans for employees of public school systems and non-profit organizations; or

        o Profit sharing plans and pension plans for corporations and other employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

     (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

     (2)  We  reserve  the  right  to  make  changes  to any  stated  investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we also may alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

     (3) Shares being acquired must be qualified for sale in your state of residence.

     (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

     (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

     (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and manager will not be responsible for any loss due to instructions they reasonably believe are genuine.

     (7)  All  signatures   should  be  exactly  as  the  name  appears  in  the
registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

     (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You also may use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

     (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

     (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest   directly   with   American   Century   rather   than   through  an
employer-sponsored retirement plan or through a financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.


WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset value of the Investor Class of the fund is published in leading newspapers daily. The net asset value may be obtained by calling us or by accessing our Web site (www.americancentury.com).

DISTRIBUTIONS

Small Cap Quantitative's dividends are declared and paid quarterly in March, June, September and December.

The objective of Small Cap Quantitative is capital appreciation and not the production of distributions. You are encouraged to measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price Is Determined," page xx. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term, subject to tax at a maximum rate of 28% if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term, subject to tax at a maximum rate of 20% if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

MANAGEMENT

INVESTMENT MANAGEMENT

The fund is a diversified, open-end series of American Century Quantitative Equity Funds (the company). Under the laws of the State of California, the Board of Directors is responsible for managing the business and affairs of the company. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as it deems appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the team also may adjust portfolio holdings of the fund or of sectors of the fund as necessary between team meetings.

The portfolio manager members of the team managing the fund and their work experience for the last five years are as follows:.

John Schniedwind, Senior Vice President and Group Leader--Quantitative Equity, joined American Century in 1982, and has been a member of the team that manages Small Cap Quantitative since its inception.

The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the fund, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category which are managed by the manager (the Investment Category
Fee). The three investment categories are: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for the fund is an annual rate of 0.60% of the average net assets of the fund. The Complex Fee is currently an annual rate of 0.30% of the average net assets of the fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager.

Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.

The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for
(i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

DISTRIBUTION OF FUND SHARES

The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Quantitative Equity Funds is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls:
816-531-5575).

American Century Quantitative Equity Funds issues shares with no par value. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

American Century offers three classes of the fund: an Investor Class, an Institutional Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.



P.O. Box 419200
Kansas City, Missouri
64141-6200

Investor Services:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113  or 816-444-3485

Fax: 816-340-4655

www.americancentury.com

9708
SH-BKT-9197

                                   PROSPECTUS

                                 June 30, 1998

                                    American
                                    Century
                                     Group

                             Small Cap Quantitative

INSTITUTIONAL CLASS


                          AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

       BENHAM GROUP          AMERICAN CENTURY GROUP    TWENTIETH CENTURY GROUP

    MONEY MARKET FUNDS         ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS         BALANCED FUNDS
  DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS       GROWTH FUNDS
   MUNICIPAL BOND FUNDS          SPECIALTY FUNDS         INTERNATIONAL FUNDS

                             Small Cap Quantitative


                                   PROSPECTUS

                                 June 30, 1998

                             Small Cap Quantitative

                              Institutional Class

                   American Century Quantitative Equity Funds

American Century Quantitative Equity Funds is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds from our American Century Group of funds is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

The fund's shares offered in this Prospectus (the Institutional Class shares) are sold at their net asset value with no sales charges or commissions.

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies or participant-directed employer-sponsored retirement plans.

This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated June 30, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          American Century Investments
                       4500 Main Street o P.O. Box 419385
                Kansas City, Missouri 64141-6385o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833o In Missouri: 816-444-3038
                            www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY SMALL CAP QUANTITATIVE FUND

Small Cap Quantitative seeks long-term capital appreciation by investing primarily in equity securities of small companies.

There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                               TABLE OF CONTENTS

 Investment Objectives of the Funds
 Transaction and Operating Expense Table
 Performance Information of Other Class
 INFORMATION REGARDING THE FUNDS
 Investment Policies of the Funds
    Income & Growth
    Equity Growth
 Risk Factors and Investment Techniques
 Other Investment Practices, Their Characteristics and Risks
    Portfolio Turnover
    Convertible Securities
       Futures Contracts
            and Options Thereon
       Short-Term Instruments
       Foreign Securities
       Securities Lending
       Other Techniques
  Performance Advertising

 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

 American Century Investments
 Investing in American Century How to Open an Account
            By Mail
            By Wire
            By Exchange
            In Person
       Subsequent Investments
            By Mail
            By Telephone
            By Wire
            In Person
       Automatic Investment Plan
  Minimum Investment
  How to Exchange from One Account to Another
            By Mail
            By Telephone
  How to Redeem Shares
            By Mail
            By Telephone
            By Check-A-Month
            Other Automatic Redemptions
       Redemption Proceeds
            By Check
            By Wire and ACH
  Signature Guarantee
  Special Shareholder Services
            Open Order Service
            Tax-Qualified Retirement Plans
  Important Policies Regarding Your Investments
  Reports to Shareholders
 Customers of Banks, Broker-Dealers and
    Other Financial Intermediaries

 ADDITIONAL INFORMATION YOU SHOULD KNOW

 Share Price
    When Share Price Is Determined
    How Share Price Is Determined
    Where to Find Information About Share Price
 Distributions
 Taxes
    Tax-Deferred Accounts
    Taxable Accounts
 Management
    Investment Management
    Code of Ethics
    Transfer and Administrative Services
 Distribution of Fund Shares
 Further Information About American Century



                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                      Small Cap
                                                                    Quantitative

 SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ...........................        none

Maximum Sales Load Imposed on Reinvested Dividends ................        none

Deferred Sales Load ...............................................        none

Redemption Fee ....................................................        none

Exchange Fee ......................................................        none


 ANNUAL FUND OPERATING EXPENSES:


 (as a percentage of net assets)

Management Fees(1) ................................................        0.70%

12b-1 Fees ........................................................        none

Other Expenses ....................................................        0.01%

Total Fund Operating Expenses .....................................        0.71%



 EXAMPLE

You would pay the following expenses on a                           1 year  $  7
$1,000 investment, assuming a 5% annual return and                 3 years    23
redemption at the end of each time period:                         5 years    40
                                                                  10 years    88
----------

(1) A portion of the management fee may be paid by American Century Investment Management, Inc. (the manager) to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management - Transfer and Administrative Services", page xx.

The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Actual returns and expenses may be greater or less than those shown.

The shares offered by this Prospectus are Institutional Class shares. The fund offers two other classes of shares, one of which is primarily made available to retail investors and one that is primarily made available to financial intermediaries. The other classes have different fee structures than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page xx.


INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

Small Cap Quantitative's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of small companies. Small Cap Quantitative is designed for investors whose financial goals include long-term capital growth.

The fund will invest primarily in common stocks of smaller companies, as determined by market capitalization. A company shall be considered to have a smaller market capitalization if, at the time of investment, it has a market capitalization which is not greater than the market capitalization of the largest company contained in the S&P Small Cap 600 Index. The S&P Small Cap 600 Index is a stock index that tracks the performance of equity securities of smaller capitalization companies. As of December 31, 1997, the largest company contained in the S&P Small-Cap 600 Index had a market capitalization of approximately $2.7 billion, while the median company contained in the index had a market capitalization of approximately $499 million.

The manager seeks a total return for Small Cap Quantitative that exceeds the total return of the S&P 600. Of course, Small Cap Quantitative's total return may be higher or lower than the S&P 600's return over any period of time.

Small Cap Quantitative's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of small companies. Small Cap Quantitative is designed for investors whose financial goals include long-term capital growth.

The fund will invest primarily in common stocks of smaller companies, as determined by market capitalization. A company shall be considered to have a smaller market capitalization if, at the time of investment, it has a market capitalization which is not greater than the market capitalization of the largest company contained in the S&P Small Cap 600 Index. The S&P Small Cap 600 Index is a stock index that tracks the performance of equity securities of smaller capitalization companies. As of December 31, 1997, the largest company contained in the S&P Small-Cap 600 Index had a market capitalization of approximately $2.7 billion, while the median company contained in the index had a market capitalization of approximately $499 million.

The manager seeks a total return for Small Cap Quantitative that exceeds the total return of the S&P 600. Of course, Small Cap Quantitative's total return may be higher or lower than the S&P 600's return over any period of time.

RISK FACTORS AND INVESTMENT TECHNIQUES

The manager uses quantitative management strategies in pursuit of the fund's investment objective. Quantitative management combines two investment management approaches. The first is to rank stocks based on their relative attractiveness. The attractiveness of a stock is determined analytically by using a computer model to combine valuation and growth measures. Examples of valuation measures include price to book and price to cash flow ratios while examples of growth measures include the rate of growth of a company's earnings and changes in analysts' earnings estimates.

The second approach is to use a technique referred to as portfolio optimization. Using a computer the manager constructs a portfolio (i.e. company names and shares held in each) that seeks the optimal tradeoff between the risk of the portfolio relative to a benchmark (i.e. the S&P 600) and the expected return of the portfolio as measured by the stock ranking model.

Approximately 65% of the fund's portfolio holdings will be drawn from equity securities of companies with a market capitalization within the range of those which make up the S&P 600. In 1997, that capitalization range was $35 million to $2.7 billion.

A fund's investment approach may cause it to be more heavily invested in some industries than in others. However, the fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, the fund is a "diversified" investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). This means that investments in any single issuer are limited by restrictions in the Investment Company Act.

The  fund  may  invest  in  securities  or  engage  in  transactions   involving
instruments other than equity securities, as discussed in the section titled "Other Investment Practices, Their Characteristics and Risks," see below.


OTHER INVESTMENT PRACTICES, THEIR
CHARACTERISTICS AND RISKS

For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

PORTFOLIO TURNOVER

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objective. The manager considers the rate of portfolio turnover when it determines a change is in order to achieve the objective and, accordingly under normal conditions the annual portfolio turnover rate is not anticipated to exceed 150%.

The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions that the fund pays directly. Higher portfolio turnover also may increase the likelihood that the capital gains, if any, realized and distributed by the fund will include short-term capital gains, which are taxable as ordinary income. When a security is sold, the manager seeks whenever possible to minimize the capital gain that would be realized.

CONVERTIBLE SECURITIES

Although the fund's equity investments consist primarily of common stock, the fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, and warrants. The manager may purchase these securities if it believes that a company's convertible securities are undervalued in the market.

FUTURES CONTRACTS AND OPTIONS THEREON

The fund may buy or sell futures contracts relating to groups of securities or indices and write or buy put and call options relating to such futures contracts.

For options sold, the fund will segregate cash or appropriate liquid assets including equity securities and debt securities of any grade equal to the value of securities underlying the option unless the option is otherwise covered.

The fund will deposit cash or appropriate liquid assets in a segregated custodial account in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

The fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

Futures contracts and options thereon may subject the fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

See the Statement of Additional Information for further information about these instruments and their risks.

SHORT-TERM INSTRUMENTS

For liquidity purposes, the fund may invest in high-quality money market instruments with remaining maturities of one year or less.

The fund also may enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by the manager pursuant to guidelines established by the Board of Directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the party to the agreement defaults or becomes bankrupt.

The fund may invest up to 5% of its total assets in any money market fund advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

FOREIGN SECURITIES

The fund may invest in securities of foreign issuers, including instruments that trade on domestic or foreign securities exchanges in U.S. dollars or foreign currencies. Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.

OTHER TECHNIQUES

The manager may buy other types of securities or employ other portfolio management techniques on behalf of a fund including reverse repurchase agreements. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover the fund's obligations.

PERFORMANCE ADVERTISING

From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return yield and effective yield. Performance data may be quoted separately for the Investor Class and for the other classes.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price. The effective yield is calculated in a similar manner, but when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc.) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

Small Cap Quantitative is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-3533 for a brochure or prospectuses for the other funds in the American Century Investments family.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

INVESTING IN AMERICAN CENTURY

The following sections explain how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Minimum Investment," page xx and "Customers of Banks, Broker-Dealers and Other Financial Intermediaries," page xx.

HOW TO OPEN AN ACCOUNT

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

You may invest in the following ways:


By Mail

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

By Wire

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o        Receiving bank and routing number:
          Commerce Bank, N.A. (101000019)

o        Beneficiary (BNF):
          American Century Services Corporation
          4500 Main St., Kansas City, Missouri 64111

o        Beneficiary account number (BNF ACCT):
          2804918

o        Reference for Beneficiary (RFB):
          American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o        Originator to Beneficiary (OBI):
          Name and address of owner of account into which you are investing.

o        Bank to Bank Information
          (BBI or Free Form Text):

o        Taxpayer identification or Social Security number.

o If more than one account, account numbers and amount to be invested in each account.

o        Current tax year, previous tax year or rollover  designation if an IRA.
         Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

By Exchange

Call 1-800-345-3533 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

In Person


If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     4917 Town Center Drive
     Leawood, Kansas 66211

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments is $250 for checks submitted without the investment slip portion of a previous statement or confirmation and $50 for all other types of subsequent investments.

By Mail

When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

By Telephone

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Institutional Service Representative or use our Automated Information Line.

By Wire

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page xx and indicate your account number.

In Person

You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call an Institutional Service Representative.

MINIMUM INVESTMENT

The  minimum   investment  is  $5  million  ($3  million  for   endowments   and
foundations). If you invest with us through a bank, broker-dealer or other financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class shares.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 23.

For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

By Mail

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

By Telephone

You can make exchanges over the telephone if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-3533 to get the appropriate form.

HOW TO REDEEM SHARES

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

By Mail

Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page xx.

By Telephone

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Institutional Service Representative.

By Check-A-Month

You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

Other Automatic Redemptions

You may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Institutional Service Representative.

REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

By Check

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

By Wire and ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SIGNATURE GUARANTEE

To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee is required when:

         o        redeeming more than $25,000; or

         o        establishing  or  increasing  a  Check-A-Month   or  automatic
                  transfer on an existing account.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:

Open Order Service

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

Tax-Qualified Retirement Plans

The fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    o   Individual Retirement Accounts (IRAs);

    o 403(b)plans for employees of public school systems and non-profit organizations; or

    o Profit sharing plans and pension plans for corporations and other employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

     (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

     (2)  We  reserve  the  right  to  make  changes  to any  stated  investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we also may alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

     (3) Shares being acquired must be qualified for sale in your state of residence.

     (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

     (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

     (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and manager will not be responsible for any loss due to instructions they reasonably believe are genuine.

     (7)  All  signatures   should  be  exactly  as  the  name  appears  in  the
registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

     (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You also may use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

     (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

     (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

CUSTOMERS OF BANKS, BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest  directly  with  American   Century  rather  than  through  a  bank,
broker-dealer or other financial intermediary.

If you own or are considering purchasing fund shares through a bank, broker-dealer, or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your financial intermediary.

ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset values of the Investor Class are published in leading newspapers daily. The net asset value of the Institutional Class of each fund may be obtained by calling us.

DISTRIBUTIONS

Small Cap Quantitative's dividends are declared and paid quarterly in March, June, September and December.

The objective of Small Cap Quantitative is capital appreciation and not the production of distributions. You are encouraged to measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

You will begin to participate in the distributions the day after your purchase is effective. See "WHEN SHARE PRICE IS DETERMINED," page xx. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term, subject to tax at a maximum rate of 28% if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term, subject to tax at a maximum rate of 20% if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

MANAGEMENT

INVESTMENT MANAGEMENT

The fund is a diversified, open-end series of American Century Quantitative Equity Funds (the company). Under the laws of the State of California, the Board of Directors is responsible for managing the business and affairs of the company. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as it deems appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the team also may adjust portfolio holdings of the fund or of sectors of the fund as necessary between team meetings.

The portfolio manager members of the team managing the fund and their work experience for the last five years are as follows:

John Schniedwind, Senior Vice President and Group Leader--Quantitative Equity, joined American Century in 1982, and has been a member of the team that manages Small Cap Quantitative since its inception..

The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the fund, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category which are managed by the manager (the Investment Category
Fee). The three investment categories are: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for the fund is an annual rate of 0.60% of the average net assets of the fund. The Complex Fee is currently an annual rate of 0.10% of the average net assets of the fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager.

Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.

The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for
(i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

DISTRIBUTION OF FUND SHARES

The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Quantitative Equity Funds is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls:
816-531-5575).

American Century Quantitative Equity Funds issues shares with no par value. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

American Century offers three classes of the fund offered by this Prospectus: an Investor Class, an Institutional Class and an Advisor Class. The shares offered by this Prospectus are Institutional Class shares and have no up-front charges, commissions, or 12b-1 fees.

The Investor Class is primarily made available to retail investors. The Advisor Class is primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

We reserve the right to change any of our policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.



P.O. Box 419385
Kansas City, Missouri
64141-6385

Institutional Services:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-444-3038

Fax: 816-340-4655

www.americancentury.com

                                   PROSPECTUS

                                 June 30, 1998

                                    American
                                    Century
                                     Group


                             Small Cap Quantitative

ADVISOR CLASS


                          American Century Investments

                                FAMILY OF FUNDS

American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

       BENHAM GROUP          AMERICAN CENTURY GROUP    TWENTIETH CENTURY GROUP

    MONEY MARKET FUNDS         ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS         BALANCED FUNDS
  DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS       GROWTH FUNDS
   MUNICIPAL BOND FUNDS          SPECIALTY FUNDS         INTERNATIONAL FUNDS

                             Small Cap Quantitative


                                   PROSPECTUS

                                 June 30, 1998

                             Small Cap Quantitative

                                 ADVISOR CLASS

                   American Century Quantitative Equity Funds

American Century Quantitative Equity Funds is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. One of the funds from our American Century Group of funds is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

Each fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to Rule 12b-1 shareholder services and distribution fees as described in this Prospectus.

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated June 30, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          American Century Investments
                       4500 Main Street o P.O. Box 419385
                Kansas City, Missouri 64141-6385o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833o In Missouri: 816-444-3038
                            www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY SMALL CAP QUANTITATIVE FUND

Small Cap Quantitative seeks long-term capital appreciation by investing primarily in equity securities of small companies.

There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


                               TABLE OF CONTENTS

Investment Objectives of the Funds ........................................
Transaction and Operating Expense Table ...................................
Performance Information of Other Class ....................................

INFORMATION REGARDING THE FUNDS
Investment Policies of the Funds ..........................................
    Income & Growth .......................................................
    Equity Growth .........................................................
Risk Factors and Investment Techniques ....................................
Other Investment Practices, Their Characteristics
    and Risks .............................................................
    Portfolio Turnover ....................................................
    Convertible Securities ................................................
    Futures Contracts
      and Options Thereon .................................................
    Short-Term Instruments ................................................
    Foreign Securities ....................................................
    Securities Lending ....................................................
    Other Techniques ......................................................
Performance Advertising ...................................................

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS
How to Purchase
    and Sell American Century Funds .......................................
How to Exchange from
    One American Century Fund to Another ..................................
How to Redeem Shares ......................................................
Telephone Services ........................................................
    Investors Line ........................................................

ADDITIONAL INFORMATION YOU SHOULD KNOW
Share Price ...............................................................
    When Share Price Is Determined ........................................
    How Share Price Is Determined .........................................
    Where to Find Information About Share Price ...........................
Distributions .............................................................
Taxes .....................................................................
    Tax-Deferred Accounts .................................................
    Taxable Accounts ......................................................
Management ................................................................
    Investment Management .................................................
    Code of Ethics ........................................................
    Transfer and Administrative Services ..................................
Distribution of Fund Shares ...............................................
    Service and Distribution Fees .........................................
Further Information About American Century ................................


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                     Small Cap
                                                                    Quantitative

 SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ...........................        none

Maximum Sales Load Imposed on Reinvested Dividends ................        none

Deferred Sales Load ...............................................        none

Redemption Fee ....................................................        none

Exchange Fe .......................................................        none



 ANNUAL FUND OPERATING EXPENSES:


 (as a percentage of net assets)

Management Fees(1) ................................................        0.65%

12b-1 Fees(2) .....................................................        0.50%

Other Expenses ....................................................        0.01%

Total Fund Operating Expenses .....................................        1.16%


 EXAMPLE

You would pay the following expenses on a                           1 year  $ 12
$1,000 investment, assuming a 5% annual return and                 3 years    37
redemption at the end of each time period:                         5 years    64
                                                                  10 years   141
----------

(1) A portion of the management fee may be paid by American Century Investment Management, Inc. (the manager) to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management - Transfer and Administrative Services," page 21.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 19.


The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Actual returns and expenses may be greater or less than those shown.

The shares offered by this Prospectus are Advisor Class shares. The funds offer two other classes of shares, one of which is primarily made available to retail investors and one that is primarily made available to institutional investors. The other classes have different fee structures than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page xx.


INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

Small Cap Quantitative's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of small companies. Small Cap Quantitative is designed for investors whose financial goals include long-term capital growth.

The fund will invest primarily in common stocks of smaller companies, as determined by market capitalization. A company shall be considered to have a smaller market capitalization if, at the time of investment, it has a market capitalization which is not greater than the market capitalization of the largest company contained in the S&P Small Cap 600 Index. The S&P Small Cap 600 Index is a stock index that tracks the performance of equity securities of smaller capitalization companies. As of December 31, 1997, the largest company contained in the S&P Small-Cap 600 Index had a market capitalization of approximately $2.7 billion, while the median company contained in the index had a market capitalization of approximately $499 million.

The manager seeks a total return for Small Cap Quantitative that exceeds the total return of the S&P 600. Of course, Small Cap Quantitative's total return may be higher or lower than the S&P 600's return over any period of time.

RISK FACTORS AND INVESTMENT TECHNIQUES

The manager uses quantitative management strategies in pursuit of the fund's investment objective. Quantitative management combines two investment management approaches. The first is to rank stocks based on their relative attractiveness. The attractiveness of a stock is determined analytically by using a computer model to combine value and growth measures. Examples of value measures include price to book and price to cash flow ratios while examples of growth measures include the rate of growth of a company's earnings and changes in analysts' earnings estimates.

The second approach is to use a technique referred to as portfolio optimization. Using a computer the manager constructs a portfolio (i.e. company names and shares held in each) that seeks the optimal tradeoff between the risk of the portfolio relative to a benchmark (i.e. the S&P 600) and the expected return of the portfolio as measured by the stock ranking model.

Approximately 65% of the fund's portfolio holdings will be drawn from equity securities of companies with a market capitalization within the range of those which make up the S&P 600. In 1997, that capitalization range was $35 million to $2.7 billion.

The fund's investment approach may cause it to be more heavily invested in some industries than in others. However, the fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, the fund is a "diversified" investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). This means that investments in any single issuer are limited by restrictions in the Investment Company Act.

The  fund  may  invest  in  securities  or  engage  in  transactions   involving
instruments other than equity securities, as discussed in the section titled "Other Investment Practices, Their Characteristics and Risks," see below.


OTHER INVESTMENT PRACTICES, THEIR
CHARACTERISTICS AND RISKS

For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

PORTFOLIO TURNOVER

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objective. The manager considers the rate of portfolio turnover when it determines a change is in order to achieve the objective and, accordingly under normal conditions the annual portfolio turnover rate is not anticipated to exceed 150%.

The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions that the fund pays directly. Higher portfolio turnover also may increase the likelihood that the capital gains, if any, realized and distributed by the fund will include short-term capital gains, which are taxable as ordinary income. When a security is sold, the manager seeks whenever possible to minimize the capital gain that would be realized.

CONVERTIBLE SECURITIES

Although the fund's equity investments consist primarily of common stock, the fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, and warrants. The manager may purchase these securities if it believes that a company's convertible securities are undervalued in the market.

FUTURES CONTRACTS AND OPTIONS THEREON

The fund may buy or sell futures contracts relating to groups of securities or indices and write or buy put and call options relating to such futures contracts.

For options sold, the fund will segregate cash or appropriate liquid assets including equity securities and debt securities of any grade equal to the value of securities underlying the option unless the option is otherwise covered.

The fund will deposit cash or appropriate liquid assets in a segregated custodial account in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

The fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

Futures contracts and options thereon may subject the fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

See the Statement of Additional Information for further information about these instruments and their risks.

SHORT-TERM INSTRUMENTS

For liquidity purposes, the fund may invest in high-quality money market instruments with remaining maturities of one year or less.

The fund also may enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by the manager pursuant to guidelines established by the Board of Directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the party to the agreement defaults or becomes bankrupt.

The fund may invest up to 5% of its total assets in any money market fund advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

FOREIGN SECURITIES

The fund may invest in securities of foreign issuers, including instruments that trade on domestic or foreign securities exchanges in U.S. dollars or foreign currencies. Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.

OTHER TECHNIQUES

The manager may buy other types of securities or employ other portfolio management techniques on behalf of a fund including reverse repurchase agreements. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover the fund's obligations.

PERFORMANCE ADVERTISING

From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return and yield. Performance data may be quoted separately for the Investor Class and for the other classes.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price. The effective yield is calculated in a similar manner, but when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc.) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

                     HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

The following sections explain how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN CENTURY FUNDS

The fund offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or insurance company. Because all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

If you have questions  about the fund, see  "Investment  Policies of the Funds,"
page  xx,  or  call  one  of  our  Institutional   Service   Representatives  at
1-800-345-3533.

Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page xx

We may discontinue offering shares generally in the fund (including any class of shares of the fund) or in any particular state without notice to shareholders.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY FUND TO ANOTHER

Your plan or program may permit you to exchange your investment in the shares of the fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

HOW TO REDEEM SHARES

Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell (redeem) your shares at their net asset value through the plan or financial intermediary. Your plan administrator, trustee, financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page xx. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.


TELEPHONE SERVICES

INVESTORS LINE

To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.

ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset values of the Investor Class of the funds are published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset value of the Advisor Class of each fund may be obtained by calling us.

DISTRIBUTIONS

Small Cap Quantitative's dividends are declared and paid quarterly in March, June, September and December.

The objective of Small Cap Quantitative is capital appreciation and not the production of distributions. You are encouraged to measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

You will begin to participate in the distributions the day after your purchase is effective. See "WHEN SHARE PRICE IS DETERMINED," page xx. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term, subject to tax at a maximum rate of 28% if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term, subject to tax at a maximum rate of 20% if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

MANAGEMENT

INVESTMENT MANAGEMENT

The fund is a diversified, open-end series of American Century Quantitative Equity Funds (the company). Under the laws of the State of California, the Board of Directors is responsible for managing the business and affairs of the company. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as it deems appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the team also may adjust portfolio holdings of the fund or of sectors of the fund as necessary between team meetings.

The portfolio manager members of the team managing the fund and their work experience for the last five years are as follows:.

John Schniedwind, Senior Vice President and Group Leader--Quantitative Equity, joined American Century in 1982, and has been a member of the team that manages Small Cap Quantitative since its inception..

The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the funds, the manager receives a monthly fee based on a percentage of the average net assets of each fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category which are managed by the manager (the Investment Category
Fee). The three investment categories are: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for the fund is an annual rate of 0.60% of the average net assets of the fund. The Complex Fee is currently an annual rate of 0.05% of the average net assets of the fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.

The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for
(i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

DISTRIBUTION OF FUND SHARES

The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. As agent for the fund and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.

SERVICE AND DISTRIBUTION FEES

Rule 12b-1 adopted by the SEC under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the fund's Board of Directors and the initial shareholder of the fund's Advisor Class shares have approved and entered into a Master Distribution and Shareholder Services Plan (the Plan) with the distributor. Pursuant to the Plan, the fund pays a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager, as paying agent for the fund, to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Quantitative Equity Funds is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls:
816-531-5575).

American Century Quantitative Equity Funds issues shares with no par value. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

American  Century  offers  three  classes  of each of the funds  offered by this
Prospectus: an Investor Class, an Institutional Class, and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

The Investor Class is primarily made available to retail investors. The Institutional Class is primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

We reserve the right to change any of our policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.



P.O. Box 419385
Kansas City, Missouri
64141-6385

Institutional Services:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-444-3038

Fax: 816-340-4655

www.americancentury.com

9708
SH-BKT-9207

                      STATEMENT OF ADDITIONAL INFORMATION

                                 June 30, 1998
                                    AMERICAN
                                     CENTURY
                                      GROUP

                             Small Cap Quantitative


                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 30, 1998

                   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

This is the Statement of Additional Information for the American Century Small Cap Quantitative Fund. This Statement is not a prospectus but should be read in conjunction with the fund's current Prospectus dated June 30, 1998. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll free at 1-800-345-2021 (international calls:
816-531-5575), or write P.O. Box 419200, Kansas City, Missouri 64141-6200.


                               TABLE OF CONTENTS

Investment Policies and Techniques .......
Investment Restrictions ..................
Portfolio Turnover .......................
Performance Advertising...................
Capital Stock ............................
Custodians................................
Independent Auditors......................
Multiple Class Structure .................
Brokerage ................................
Officers and Directors ...................
Management ...............................
Holidays .................................





INVESTMENT POLICIES AND TECHNIQUES

  The following pages provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Directors.

U.S. GOVERNMENT SECURITIES

  The fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

REPURCHASE AGREEMENTS

  In a repurchase agreement (repo), the fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

  American Century Investment Management, Inc. (the manager) attempts to minimize the risks associated with repurchase agreements by adhering to written guidelines which govern repurchase agreements. These guidelines strictly govern
(i) the type of  securities  which may be  acquired  and held  under  repurchase agreements; (ii) collateral requirements for sellers under repurchase agreements; (iii) the amount of the fund's net assets that may be committed to repurchase agreements that mature in more than seven days; and (iv) the manner in which the fund must take delivery of securities subject to repurchase agreements. Moreover, the Board of Directors reviews and approves, on a quarterly basis, the creditworthiness of brokers, dealers and banks with whom the fund may enter into repurchase agreements. The fund may enter into a repurchase agreement only with an entity that appears on a list of entities that have been approved by the Board as sufficiently creditworthy.

  The fund has received  permission from the Securities and Exchange  Commission
(SEC) to participate in joint repurchase agreements collateralized by U.S. government securities with other mutual fund advised by the manager. Joint repos are expected to increase the income the fund can earn from repo transactions without increasing the risks associated with these transactions.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

  The fund may engage in securities transactions on a when-issued or forward commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

  When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Although the fund will make commitments to purchase or sell securities on a when-issued or forward commitment basis with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

  In purchasing securities on a when-issued or forward commitment basis, the fund will establish and maintain until the settlement date a segregated account consisting of cash or appropriate liquid assets including equity securities and debt securities of any grade in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

CONVERTIBLE SECURITIES

  The fund may buy securities that are convertible into common stock. Listed below is a brief description of the various types of convertible securities the fund may buy.

  Convertible bonds are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

  Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

  Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

FOREIGN SECURITIES

  Although the fund may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." The fund may invest in foreign-currency-denominated securities that trade in foreign markets if the manager believes that such investments will be advantageous to the fund.

  ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the fund from the foreign settlement risks described below.

  Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies and of dividends from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile.

  Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, are generally higher than for U.S. investments.

  Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

  Investing abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or restrictions on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

  The manager may engage in foreign currency exchange transactions on behalf of the fund in order to manage currency risk. Foreign currencies will be purchased and sold regularly, either in the spot (i.e., cash) market or in the forward market (through forward foreign currency exchange contracts, or "forward contracts").

  A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties, commencing with the date of the contract, at a price set at the time of the contract. When the fund agrees to buy or sell a security denominated in a foreign currency, it may enter into a forward contract to "lock in" the U.S. dollar price of the security. By entering into a forward contract to buy or sell the amount of foreign currency involved in a security transaction for a fixed amount of U.S. dollars, the manager can protect the fund against possible loss resulting from adverse changes in the relationship between the U.S. dollar and the foreign currency between the date the security is purchased or sold and the date on which payment is made or received. This type of transaction is sometimes referred to as a "position hedge."

  However, it should be noted that using forward contracts to protect the fund's foreign investments from currency fluctuations does not eliminate fluctuations in the prices of the underlying securities themselves. Forward contracts simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also limit any gain that might result if the hedged currency's value increases.

  Successful use of forward contracts depends on the manager's skill in analyzing and predicting currency values. Although they are used for settlement purposes, forward contracts alter the fund's exposure to currency exchange rate activity and could result in losses to the fund if currencies do not perform as the manager anticipates. The fund may also incur significant costs when converting assets from one currency to another.

  Foreign exchange dealers do not charge fees for currency conversions. Instead, they realize a profit based on the difference (i.e., the spread) between the prices at which they are buying and selling various currencies. A dealer may offer to sell a foreign currency at one rate while simultaneously offering a lesser rate of exchange on the purchase of that currency.

  The fund uses forward contracts for currency hedging purposes only and not for speculative purposes. The fund is not required to enter into forward contracts with regard to its foreign holdings and will not do so unless it is deemed appropriate by the manager.

  The fund's assets are valued daily in U.S. dollars, although foreign currency holdings are not physically converted into U.S. dollars on a daily basis.

DEPOSITARY RECEIPTS

  American Depositary Receipts and European Depositary Receipts (ADRs and EDRs) are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

  Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

RESTRICTED SECURITIES

  Restricted securities held by the fund generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be required to pay all or a part of the registration expense, and a considerable period may elapse between the time it decides to seek registration of the securities and the time it is permitted to sell them under an effective registration statement. If, during this period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to try to register the securities.

SECURITIES LENDING

In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

PUT OPTIONS ON INDIVIDUAL SECURITIES

  The fund may buy puts with respect to stocks underlying its convertible security holdings. For example, if the manager anticipates a decline in the price of the stock underlying a convertible security the fund holds, it may purchase a put option on the stock. If the stock price subsequently declines, an increase in the value of the put option could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.

FUTURES AND OPTIONS TRANSACTIONS

  FUTURES TRANSACTIONS. The fund may engage in futures transactions. Such transactions may be used to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

  Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

  Although futures contracts, by their terms, generally call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. Closing out a futures position is done by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold, or selling a contract that has previously been bought).

  To initiate and maintain open positions in futures contracts, the fund is required to make a good faith margin deposit in cash or appropriate securities with a broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish deposit requirements that are higher than the exchange minimums.

  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay an additional "variation" margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker as long as the contract remains open and do not constitute margin transactions for purposes of a fund's investment restrictions.

  Those who trade futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities they hold or expect to acquire for investment purposes. Speculators are less likely to own the securities underlying the futures contracts they trade and are more likely to use futures contracts with the expectation of realizing profits from fluctuations in the prices of the underlying securities. The fund will not utilize futures contracts for speculative purposes.

  Although techniques other than trading futures contracts can be used to control the fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are generally lower than the transaction costs incurred in the purchase and sale of the underlying securities.

  PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund may also terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

  The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

  The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

  WRITING PUT AND CALL OPTIONS. If the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The fund may seek to terminate its position in a put option before it is exercised by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

  If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices remain the same over time, it is likely that the writer also will profit by being able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

  Writing a call option obligates the fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

  COMBINED POSITIONS. The fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, in order to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

  OVER-THE-COUNTER OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility in tailoring an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity is also greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

  OPTIONS ON FUTURES. By purchasing an option on a futures contract, the fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed "strike" price. The fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the fund to make margin payments unless the option is exercised.

  CORRELATION OF PRICE CHANGES. Price changes of the fund's futures and options positions may not be well correlated with price changes of its other investments. This may be because of differences between the underlying indexes and the types of securities in which the fund invests. For example, if the fund sold a broad-based index futures contract to hedge against a stock market decline while completing sales of specific securities in its investment portfolio, the prices of the securities could move in a different direction than the broad market index represented by the index futures contract. In the case of an S&P 500 futures contract purchased by the fund, either in anticipation of stock purchases or in an effort to be fully invested, failure of the contract to track the index accurately could hinder the fund from achieving its investment objective.

  Options and futures prices can also diverge from the prices of their underlying instruments even if the underlying instruments match the fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract; these factors may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how option and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this strategy may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

  LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS. Futures and options have risks associated with their use: possible default by the other party to the transaction; illiquidity; and, to the extent the manager's interpretation of certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. Losses resulting from the use of these transactions would reduce net asset value and possibly income.

There is no assurance a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract were not liquid because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the fund could be required to continue holding a position until delivery or expiration regardless of changes in value. Under these circumstances, the fund's access to assets held to cover its futures and options positions also could be impaired.

  RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTION. The fund has filed a notice of eligibility for exclusion as a "commodity pool operator" with the CFTC and the National Futures Association, which regulates trading in the futures markets. The fund intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and options premiums.

  The fund may enter into futures contracts, options, or options on futures contracts, provided that such obligations represent no more than 20% of the fund's net assets. Under the Commodity Exchange Act, the fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's net assets. To the extent required by law, the fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

  The fund intends to comply with tax rules applicable to regulated investment companies.

  FUTURES AND OPTIONS RELATING TO FOREIGN CURRENCIES. The fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts.

  Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, although it may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

  The uses and risks of currency futures and options are similar to those of futures and options relating to securities or indexes, as described above. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a deutsche-mark denominated security from a decline in the deutsche mark, but it will not protect the fund against a price decline resulting from a deterioration in the issuer's creditworthiness. Because the value of the fund's foreign-currency-denominated investments will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's foreign investments over time.

INVESTMENT RESTRICTIONS

  The fund's investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of the fund, as determined in accordance with the Investment Company Act.

  AS A FUNDAMENTAL POLICY, THE FUND SHALL NOT:

 1) issue senior securities, except as permitted under the Investment Company Act of 1940.

 2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

 3) lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

 4) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

 5) concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

 6) act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

 7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

 8) invest for purposes of exercising control over management.

  In addition, the fund is subject to the following additional investment restrictions which are not fundamental and may be changed by the Board of Directors.

  AS AN OPERATING POLICY, THE FUND:

 a) shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

 b) shall not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

 c) shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

 d) shall not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

  The fund shall not purchase any securities which would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the Unites States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered industries.

  Unless   otherwise   indicated,   percentage   limitations   included  in  the
restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

PORTFOLIO TURNOVER

  The manager will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

  The fund intends to purchase a given security whenever the manager believes it will contribute to the stated objective of the fund. In order to achieve the fund's investment objective, the manager will sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the manager believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the manager's expectations, it may be replaced with another security holding greater promise, it has reached its optimum potential, there was a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

  When a general decline in security prices is anticipated, the fund may decrease or eliminate entirely its equity position and increase its cash position, and when a rise in price levels is anticipated, the fund may increase its equity position and decrease its cash position. However, it should be expected that the fund will, under most circumstances, be essentially fully invested in equity securities.

  Since investment decisions are based on the anticipated contribution of the security in question to the fund's objectives, the manager believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives, and the fund's annual portfolio turnover rate cannot be anticipated and may be comparatively high. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

  Since the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the rates that will be attained in the future.

PERFORMANCE ADVERTISING

  The fund may quote performance in various ways. Historical performance information will be used in advertising and sales literature and should not be considered an indication of future results.

  Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a fund's net investment income by its share price on the last day of the period, according to the following formula:

  YIELD = 2 [(a - b + 1)(6) - 1]
        -----
         cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

  Total returns quoted in advertising and sales literature reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the fund's net asset value during the period.

  Average  annual total  returns are  calculated  by  determining  the growth or decline in value of a hypothetical historical investment in the fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time but changes from year-to-year, and that average annual returns represent averaged figures as opposed to actual year-to-year performance.

  In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

  The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike American Century funds, are sold with a sales charge or deferred sales charge. Economic data that may be used for such comparisons may include, but are not limited to:
U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source:
Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London am/pm fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

  Indexes may assume reinvestment of dividends, but generally they do not reflect administrative and management costs such as those incurred by a mutual fund.

  Occasionally statistics may be used to illustrate fund volatility or risk. Measures of volatility or risk generally are used to compare the fund's net asset value or performance to a market index. One measure of volatility is "beta." Beta expresses fund volatility relative to the total market as represented by the S&P 500. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is "standard deviation." Standard deviation is used to measure variability of net asset value or total return relative to an average over a specified period of time. The premise is that greater volatility connotes greater risk undertaken to achieve desired performance.

  Pursuant to the Multiple Class Plan, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.


CAPITAL STOCK

  The fund's capital stock is described in the Prospectus under the heading "Further Information About American Century."

  The corporation currently has six series of shares. American Century Small Cap Quantitative Fund is described in this Statement of Additional Information. The corporation may in the future issue one or more additional shares. The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value represented by such share on all questions.

  In the event of complete liquidation or dissolution of the fund, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.


CUSTODIAN

  Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, New York 11245 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106 serve as custodians of the fund's assets. Services provided by the custodian banks include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and collecting portfolio income, and (iv) providing safekeeping of securities. The custodians take no part in determining the fund's investment policies or in determining which securities are sold or purchased by the fund.

INDEPENDENT AUDITORS

  Coopers & Lybrand LLP, City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140, serves as the independent auditors to examine the financial statements of the fund. As independent auditors of the fund, Coopers & Lybrand provides services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and
(3) review of the annual federal income tax return filed for the fund.


MULTIPLE CLASS STRUCTURE

  The fund's Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to three classes: an Investor Class, an Advisor Class and an Institutional Class. Not all funds offer all three classes.

  The Investor Class is made available to investors directly by the investment manager through Funds Distributor, Inc., the fund's distributor, for a single unified management fee, without any load or commission. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described below). The plan has been adopted by the fund's Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

  Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the fund's Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the Plan) which is described below.

  In adopting the Plan, the Board of Directors [including a majority who are not "interested persons" of the fund (as defined in the Investment Company Act), hereafter referred to as the "independent directors"] determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of the majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

  All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers (NASD).

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

  As described in the Prospectus, the fund's Advisor Class of shares is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

  Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

  To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's investment manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Directors has adopted a Master Distribution and Shareholder Services Plan (the Distribution
Plan). Pursuant to such Plan, the Advisor Class shares pay the Distributor a fee of 0.50% annually of the aggregate average daily assets of the fund's Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

  Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services  may  include  but  are  not  limited  to,  (a) the  payment  of  sales commission, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the fund's Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of the Distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the manager determines may be paid for by the fund pursuant to the terms of the Distribution Plan and in accordance with Rule 12b-1 of the Investment Company Act.

BROKERAGE

Under the management agreement between the fund and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The fund's policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors discussed below when selecting brokers.

The manager receives statistical and other information and services without cost from brokers and dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the fund. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the fund's brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the manager. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the fund.

    The brokerage commissions paid by the fund may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the fund effects securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the fund.

    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the fund and the manager believe that the facilities, expert personnel and technological systems of a broker often enable the fund to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The fund regularly place its over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

OFFICERS AND DIRECTORS

    The principal officers and directors of the corporation, their ages (listed in parentheses), principal business experience during the past five years, and their affiliation with the fund's investment manager, American Century Investment Management, Inc. and its transfer agent, American Century Services Corporation, are listed below. The address at which each director and officer listed below may be contacted, with the exception of Messrs. Stowers III, Lyons, Looby, May, Leach and Zindel and Ms. Roepke, is 1665 Charleston Road, Mountain View, California 94043. The address of Messrs. Stowers III, Lyons, Looby, May, Leach and Zindel and Ms. Roepke is American Century, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers for the corporation also serve in similar capacities for other fund advised by the manager. Those directors that are "interested persons"as defined in the Investment Company Act of 1940 are indicated by an asterisk (*).

  *William M. Lyons (42), Director (1998). Mr. Lyons is President, Chief Operating Officer and General Counsel of ACC; Executive Vice President and General Counsel of ASC and ACIS; Assistant Secretary of ACC; and Secretary of ACS and ACIS.

  *James E. Stowers III (39), Chairman of the Board of Director (1998) and Trustee/Director (1995). Mr. Stowers III is Chief Executive Officer and Director of ACC; Chief Executive Officer and Director of ACS and ACIS.

  Albert A. Eisenstat (67), Director (1995). Mr. Eisenstat is an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

  Ronald J. Gilson, (51), Director (1995). Mr. Gilson is the Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law(1992). He is counsel to Marron, Ried & Sheehy (a San Francisco law firm, 1984).

  Myron S. Scholes (56), Director (1988). Mr. Scholes was awarded the 1997 Nobel Memorial Prize in Economic Sciences for his role in the development of the Black-Scholes option pricing model.Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983), a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

  Kenneth E. Scott (69), Director (1988). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Management (1994).

  Isaac Stein (51), Director (1992). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals,
1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).

  Jeanne D. Wohlers (52), Director (1988). Ms. Wohlers is a private investor, and an independent Director and Partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).

  Richard W. Ingram (42), President (1998); Executive Vice President and Director of Client Services and Treasury Administration, Funds Distributor, Inc.
(FDI). Mr. Ingram joined FDI in 1995. Prior to joining FDI, Mr. Ingram served as Vice President and Division Manager of First Data Investor Services Group, Inc. (from March 1994 to November 1995) and before that as Vice President, Assistant Treasurer and Tax Director-Mutual Funds of The Boston Company, Inc. (from 1989 to 1994).

  *Douglas A. Paul (51), Secretary (1988), Vice President (1990), and General Counsel (1990); Vice President and Associate General Counsel, ACS.

  *Maryanne Roepke (42), CPA, Treasurer (1995) and Vice President (1998); Senior Vice President and Assistant Treasurer of ACS.

  Christopher J. Kelley (33), Vice President (1998); Vice President and Associate General Counsel of FDI. Mr. Kelley joined FDI in 1996. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

  Mary A. Nelson (34), Vice President (1998); Vice President and Manager of Treasury Services and Administration of FDI. Ms. Nelson joined FDI in 1995. Prior to joining FDI, Ms. Nelson served as Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

  *Jon Zindel (30), Tax Officer (1997); Director of Taxation (1996); Vice President of ACS (1998); Tax Manager, Price Waterhouse LLP (1989).

  *Merele A. May (35), Controller (1996); Vice President of ACS (1998).

  *Robert J. Leach (31), Controller (1996).

  *C. Jean Wade (34), Controller, (1996).


DIRECTOR COMPENSATION FOR THE FISCAL YEAR ENDED DECEMBER 31, 1997

                                            Total Compensation
Name                                        From the American Century
Director*                                   Family of Funds**
--------------------------------------------------------------------------------

Albert A. Eisenstat                         $69,250

Ronald J. Gilson                            $74,000

Myron S. Scholes                            $68,250

Kenneth E. Scott                            $77,000

Ezra Solomon***                             $3,500

Isaac Stein                                 $69,500

Jeanne D. Wohlers                           $72,500
--------------------------------------------------------------------------------

*  Interested Directors receive no compensation for their services as such.

** Includes compensation paid by the fifteen investment company members of the American Century family of funds.

***Retired December, 1996.



  As of June 30, 1998, the fund's Directors and officers as a group owned less than 1% of the fund's outstanding shares.

  The corporation has adopted the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. Under the Plan, the non-interested person directors may defer receipt of all or part of the fees to be paid to them for serving as directors of the corporation.

  Under the Plan, all deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

  No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

  The Plan is an unfunded plan and, accordingly, American Century has no obligation to segregate assets to secure or fund the deferred fees. The rights of the directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the corporation. The Plan may be terminated at any time by the administrative committee of the Plan. If terminated, all deferred fee account balances will be paid in a lump sum.

  No deferred fees were paid to any director under the Plan during the fiscal year ended December 31, 1997.

  Those directors who are "interested persons," as defined in the Investment Company Act, receive no fee as such for serving as a director. The salaries of such individuals, who also are officers of the fund, are paid by the manager.

MANAGEMENT

  A description of the responsibilities and method of compensation of the fund's manager, American Century Investment Management, Inc., appears in the Prospectus under the caption "Management."

  For the services provided to the fund, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category which are managed by the manager (the Investment Category
Fee). Second, a separate fee rate schedule is applied to the assets of all of the fund managed by the manager (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager.

  The schedule by which the Investment Category Fee is determined is as follows:

Category Assets                           Fee Rate
-------------------------------------------------------------------------------

First $1 billion                          0.7200%
Next $5 billion                           0.6600%
Next $15 billion                          0.6160%
Next $25 billion                          0.5690%
Next $50 billion                          0.5420%
Next $150 billion                         0.5390%
Thereafter                                0.5380%
------------------------------------------------------------------------------

  The Complex Fee Schedule (Investor Class) is as follows:

Category Assets                                     Fee Rate
------------------------------------------------------------------------------

First $2.5 billion                                   0.3100%
Next $7.5 billion                                    0.3000%
Next $15.0 billion                                   0.2985%
Next $25.0 billion                                   0.2970%
Next $50.0 billion                                   0.2960%
Next $100.0 billion                                  0.2950%
Next $100.0 billion                                  0.2940%
Next $200.0 billion                                  0.2930%
Next $250.0 billion                                  0.2920%
Next $500.0 billion                                  0.2910%
Thereafter                                           0.2900%
------------------------------------------------------------------------------


  The Complex Fee schedule for the Institutional Class is lower by 0.2000% at each graduated step. For example, if the Investor Class Complex Fee is 0.3000% for the first $2 billion, the Institutional Class Complex Fee is 0.1000% (0.3000% minus 0.2000%) for the first $2 billion. The Complex Fee schedule for the Advisor Class is lower by 0.2500% at each graduated step.

  On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

  The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the fund's Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the directors of the fund who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

  The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Directors, or by a vote of a majority of the fund's shareholders, on 60 days' written notice to the manager, and that it shall be automatically terminated if it is assigned.

  The management agreement provides that the manager shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

  The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

  Certain investments may be appropriate for the fund and also for other clients advised by the manager. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or series, or in different amounts and at different times for more than one but less than all clients or series. In addition, purchases or sales of the same security may be made for two or more clients or series on the same date. Such transactions will be allocated among clients in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the fund.

  The manager may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the fund. The fund's Board of Directors has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.

In addition to managing the fund, the manager also acts as an investment advisor to 12 institutional accounts and to the following registered investment companies: American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Strategic Asset Allocations, Inc., American Century Municipal Trust, American Century Government Income Trust, American Century Investment Trust, American Century Target Maturities Trust, American Century California Tax-Free and Municipal Funds, and American Century International Bond Funds.

American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the fund and of the manager. The manager pays American Century Services Corporation for such services.

HOLIDAYS

The fund does not determine the net asset value of their shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays, and on holidays, namely New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

www.americancentury.com

              [american century logo]
                  American
                Century(reg.sm)

--------------------------------------------------------------------------------

PART C   OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)       Financial Statements

          (i)  Financial   Statements  filed  in  Part  A  of  the  Registration
               Statement:

               1.   None.

          (ii) Financial   Statements  filed  in  Part  B  of  the  Registration
               Statement:

               1.   None.


(b) Exhibits (all exhibits not filed herewith are being incorporated herein by reference)

          1.   Amended  and  Restated  Articles  of  Incorporation  of  American
               Century Quantitative Equity Funds dated July 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 20 on Form N-1A on August 29, 1997, File No. 33-19589.

          2. Amended and Restated Bylaws of American Century Quantitative Equity Funds dated March 9, 1998 (filed herewith as EX-99.B2).

          3.   Voting Trust Agreements - None.

          4. (a) Specimen copy of the American Century Global Gold Fund share certificate is incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 2 filed July 12,1988.

               (b) Specimen copy of the American Century Income & Growth Fund share certificate is incorporated herein by reference to
                    Exhibit 4 to Post-Effective Amendment No 5 filed March 1, 1991.

               (c) Specimen copy of the American Century Equity Growth Fund share certificate is incorporated herein by reference to
                    Exhibit 4 to Post-Effective Amendment No 5 filed March 1, 1991.

               (d) Specimen copy of the American Century Utilities Fund share certificate is incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 11 filed February 28, 1993.

               (e) Specimen copy of the American Century Global Natural Resources Fund share certificate is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 13 filed.

          5.   (a)  Management  Agreement  -  Investor  Class  between  American
                    Century Quantitative Equity Funds and American Century Investment Management, Inc., dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 33 on Form N1-A of American Century Government Income Trust, File No. 2-99222).

               (b) Management Agreement - Advisor Class between American Century Quantitative Equity Funds and American Century Investment Management, Inc., dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 27 on Form N1-A of American Century Target Maturities Trust, File No. 2-94608).

               (c) Management Agreement - Institutional Class between American Century Quantitative Equity Funds and American Century Investment Management, Inc., dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 20 on Form N1-A on August 29, 1997, File No. 33-19589).

          6. Distribution Agreement between American Century Quantitative Equity Funds and Funds Distributor, Inc., dated January 15, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 on Form N1-A of American Century Target Maturities Trust, File No. 2-94608).

          7.   Bonus and Profit Sharing Plan, Etc. - None.

          8. Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 9, 1996, (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N1-A of American Century Government Income Trust, File No. 2-99222).

          9. Transfer Agency Agreement between American Century Quantitative Equity Funds and American Century Services Corporation, dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 33 on Form N1-A of American Century Government Income Trust, File No. 2-99222).

          10.  Opinion and Consent of Counsel (filed herewith as EX-99.B10).

          11.  Consent of Auditors - None.

          12.  Annual Report - None.

          13.  Agreements for Initial Capital, Etc. - None.

          14.  (a)  American  Century   Individual   Retirement   Account  plan,
                    including all instructions and other relevant documents,  is
                    incorporated   herein  by  reference  to  Exhibit  14(a)  to
                    Post-Effective Amendment No. 9 filed October 3, 1992.

               (b) American Century Pension/Profit-Sharing plan, including all instructions and other relevant documents, is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 9 filed October 3, 1992.

          15. Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 27 on Form N1-A of American Century Target Maturities Trust, File No. 2-94608).

          16. Schedules for Computation of Advertising Performance Quotations - None.

          17. Power of Attorney dated January 15, 1998 (filed herewith as EX-99.B17).

          18. Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997, (filed electronically as an Exhibit to Post-Effective Amendment No. 27 on Form N1-A of American Century Target Maturities Trust, File No. 2-94608).


Item 25. Persons Controlled by or Under Control with Registrant - None.


Item 26. Number of Holders of Securities - The Small Cap Quantitative Fund has no holders of Securities.


Item 27. Indemnification.

     Under the laws of the State of California, the Directors are entitled and empowered to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Corporation assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Director or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Corporation. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Directors.

     Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of Registrant's Amended and Restated Bylaws, dated May 31, 1995, appearing as Exhibit 2(c) of Post-Effective Amendment No. 17 filed on February 26, 1996.


Item 28. Business and Other Connections of Investment Advisor.

     American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.

Item 29. Principal Underwriters.

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

               American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
               American Century Government Income Trust
               American Century International Bond Funds
               American Century Investment Trust
               American Century Municipal Trust
               American Century Mutual Funds, Inc.
               American Century Premium Reserves, Inc.
               American Century Quantitative Equity Funds
               American Century Strategic Asset Allocations, Inc.
               American Century Target Maturities Trust
               American Century Variable Portfolios, Inc.
               American Century World Mutual Funds, Inc.
               BJB Investment Funds
               The Brinson Funds
               Dresdner RCM Capital Funds, Inc.
               Dresdner RCM Equity Funds, Inc.
               Harris Insight Funds Trust
               HT Insight Funds, Inc. d/b/a Harris Insight Funds
               J.P. Morgan Institutional Funds
               J.P. Morgan Funds
               The JPM Series Trust
               The JPM Series Trust II
               LaSalle Partners Funds, Inc.
               Monetta Fund, Inc.
               Monetta Trust
               The Montgomery Funds
               The Montgomery Funds II
               The Munder Framlington Funds Trust
               The Munder Funds Trust
               The Munder Funds, Inc.
               Orbitex Group of Funds
               St. Clair Funds, Inc.
               The Skyline Funds
               Waterhouse Investors Family of Funds, Inc.
               WEBS Index Fund, Inc.

               The  Distributor  is registered  with the Securities and Exchange
               Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston
               Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

Richard W. Ingram                    Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Michael S. Petrucelli                Senior Vice President               none

Joseph F. Tower, III                 Director, Senior Vice President,    none
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               none

Allen B. Closser                     Senior Vice President               none

Bernard A. Whalen                    Senior Vice President               none

William J. Nutt                      Director                            none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c) Not applicable.


Item 30. Location of Accounts and Records.

     American Century Investment Management, Inc., the Registrant, and its agent for transfer and administrative services, American Century Services Corporation, maintains their principal office at 4500 Main St., Kansas City, MO 64111. American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder.


Item 31. Management Services - None.


Item 32. Undertakings.

     a.   Not Applicable.

     b. The Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement.

     c. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     d. Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century Quantitative Equity Funds, the Registrant, has duly caused this Post-Effective Amendment No. 21/Amendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri, on the 15th day of April, 1998.

             AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS (Registrant)

                            By: /s/ Patrick A. Looby
                                Patrick A. Looby
                                Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21/Amendment No. 23 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                      Date
*Richard W. Ingram                   President, Principal        April 15, 1998
---------------------------------    Executive and Principal
Richard W. Ingram                    Financial Officer

*Maryanne Roepke                     Vice President, Treasurer   April 15, 1998
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Director                    April 15, 1998
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                    April 15, 1998
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Director                    April 15, 1998
---------------------------------
William M. Lyons

*Myron S. Scholes                    Director                    April 15, 1998
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                    April 15, 1998
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Director                    April 15, 1998
---------------------------------
Isaac Stein

*James E. Stowers III                Director                    April 15, 1998
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Director                    April 15, 1998
---------------------------------
Jeanne D. Wohlers

*By /s/ Patrick A. Looby
     Patrick A. Looby
     Attorney-in-Fact